Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc. - Class A
Average Annual Return, Percent	(4.27%)		(1.22%)	2.78%
Without Sales Load [Member] | U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc. - Class A
Average Annual Return, Percent	(0.58%)		(0.47%)	3.18%
Without Sales Load [Member] | U.S. Monthly Income Fund for Puerto Rico Residents, Inc. Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Monthly Income Fund for Puerto Rico Residents, Inc. - Class P
Average Annual Return, Percent	(0.61%)	(1.89%)
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.05%	1.75%	0.99%	2.25%
Bloomberg Municipal Taxable Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Taxable Bond Index
Average Annual Return, Percent	1.57%	(0.31%)	0.20%	2.58%